Related Party and Party-in-Interest Transactions - Additional Information (Details) - EBP 001 [Member] - EBP, Trustee [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	121,173	113,300
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 223,000
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price		$ 120,000